PIPE Investment (Details) - USD ($)				9 Months Ended	12 Months Ended
	Feb. 22, 2022	Jan. 25, 2022	Jan. 23, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Common stock reserved for issuance (in Shares)				1,202,538			719,662
Warrant exercise price				$ 5.36
Aggregate value (in Dollars)					$ 301,116	$ 470,878
Placement Agent [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock reserved for issuance (in Shares)				10,347	10,347
Warrant exercise price				$ 115.15
Cash fee, percentage				6.00%	6.00%
Issuance costs (in Dollars)				$ 465,600	$ 465,600
Common stock, percentage					7.00%
Warrants and rights expiration date				Jul. 25, 2027
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of shares (in Shares)		36,947
Net proceeds (in Dollars)		$ 7,300,000
Aggregate value (in Dollars)				$ 500,000	$ 500,000
Pre-Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of shares (in Shares)	36,959		36,959
Warrant exercise price					$ 0.00035
Purchase price	$ 12.94
Class A Common Stock Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock reserved for issuance (in Shares)		73,905	73,905	73,905			73,905
Warrant exercise price		$ 115.15		$ 115.15	$ 115.15		$ 115.15
Purchase price		$ 105
Aggregate value (in Dollars)					$ 3,600,000
Warrants and rights expiration date		Jul. 25, 2027
Class A Pre-Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of shares (in Shares)	36,959	36,959
Warrant exercise price		$ 0.00035		$ 0.00035
Purchase price	$ 12.94	$ 104.99965
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of shares (in Shares)			36,947
Gross purchase price			$ 105
Net proceeds (in Dollars)			$ 7,300,000
Percentage of exceeds percentage					9.99%
Securities Purchase Agreement [Member] | Pre-Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Gross purchase price					$ 105
Warrant exercise price					$ 0.00035
Outstanding common stock, percentage					9.99%
Securities Purchase Agreement [Member] | Class A Common Stock Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price					$ 115.15
Percentage of exceeds percentage					4.99%